Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14. Commitments and Contingencies
Leases
In November 2020, the Company entered into a non-cancelable operating sublease for office space in San Diego, California, with a lease term through December 2021. Rent expense under this lease was $0.1 million for the year ended December 31, 2021.
In September 2021, the Company entered a non-cancelable three-year lease for certain new office space in Solana Beach, California, with an option to renew for an additional three-year term. The initial term of the lease started on November 1, 2021, and is serving as the Company’s new headquarters. Rent expense under this lease was $0.1 million and $16,400 for the years ended December 31, 2022 and 2021, respectively.
During each of the years ended December 31, 2022 and 2021, the Company paid $0.1 million in lease payments. All lease payments were included in operating activities in the statements of cash flows.
The following table summarizes supplemental balance sheet information related to leases as of December 31, 2022 and December 31, 2021 (in thousands):

	December 31, 2022	December 31, 2021
Assets:
Operating lease right-of-use assets	$111	$166

Total right-of-use assets	111	166

Liabilities
Operating lease liabilities, current	60	44
Operating lease liabilities, non-current	60	126

Total operating lease liabilities	$120	$170

As of December 31, 2022, the future minimum annual lease payments under the existing operating leases were as follows (in thousands, except for weighted-average remaining lease term and weighted-average discount rate):

2023	67
2024	62

Total remaining lease payments	129
Less: imputed interest	(9)

Total operating lease liabilities	120
Less: current portion	(60)

Long-term operating lease liabilities	$60

Weighted-average remaining lease term ( in years )	1.8
Weighted-average discount rate	8%